CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 22, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 22, 2020			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	[1]	25,000	$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor (in shares)	[1]		0	5,750,000
Net Income (loss)		(1,000)	$ 0	$ 0	0	(1,000)
Ending balance at Jun. 30, 2020		24,000	$ 0	$ 575	24,425	(1,000)
Ending balance (in shares) at Jun. 30, 2020			0	5,750,000
Beginning balance at Jun. 22, 2020		0	$ 0	$ 0	0	0
Beginning balance (in shares) at Jun. 22, 2020			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		(429,155)
Ending balance at Sep. 30, 2020		5,000,009
Beginning balance at Jun. 22, 2020		0	$ 0	$ 0	0	0
Beginning balance (in shares) at Jun. 22, 2020			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption		(194,719,235)	$ (1,947)	$ 0	(194,717,288)	0
Change in value of common stock subject to possible redemption (in shares)			(19,471,900)	0
Issuance of Class B common stock to Sponsor		25,000	$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor (in shares)			0	5,750,000
Sale of 23,000,000 Units, net of fair value allocated to public warrants		195,512,623	$ 2,300	$ 0	195,510,323	0
Sale of 23,000,000 Units, net of fair value allocated to public warrants (in shares)			23,000,000	0
Transaction costs net of allocation to warrant liabilities		(12,368,806)	$ 0	$ 0	(12,368,806)	0
Proceeds in excess of fair value from sale of private Placement Warrants		660,000	0	0	660,000	0
Net Income (loss)		(8,247,187)	0	0	0	(8,247,187)
Ending balance at Dec. 31, 2020		5,000,007	$ 353	$ 575	13,246,266	(8,247,187)
Ending balance (in shares) at Dec. 31, 2020			3,528,100	5,750,000
Beginning balance at Jun. 30, 2020		24,000	$ 0	$ 575	24,425	(1,000)
Beginning balance (in shares) at Jun. 30, 2020			0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		(429,155)
Ending balance at Sep. 30, 2020		5,000,009
Beginning balance at Dec. 31, 2020		5,000,007	$ 353	$ 575	13,246,266	(8,247,187)
Beginning balance (in shares) at Dec. 31, 2020			3,528,100	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption		(1,517,140)	$ (15)	$ 0	(1,517,125)	0
Change in value of common stock subject to possible redemption (in shares)			(151,714)	0
Net Income (loss)		1,517,138	$ 0	$ 0	0	1,517,138
Ending balance at Mar. 31, 2021		5,000,005	$ 338	$ 575	11,729,141	(6,730,049)
Ending balance (in shares) at Mar. 31, 2021			3,376,386	5,750,000
Beginning balance at Dec. 31, 2020		5,000,007	$ 353	$ 575	13,246,266	(8,247,187)
Beginning balance (in shares) at Dec. 31, 2020			3,528,100	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		(7,077,653)
Ending balance at Jun. 30, 2021		5,000,003	$ 424	$ 575	20,323,844	(15,324,840)
Ending balance (in shares) at Jun. 30, 2021			4,235,865	5,750,000
Beginning balance at Mar. 31, 2021		5,000,005	$ 338	$ 575	11,729,141	(6,730,049)
Beginning balance (in shares) at Mar. 31, 2021			3,376,386	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption		8,594,789	$ 86	$ 0	8,594,703	0
Change in value of common stock subject to possible redemption (in shares)			859,479	0
Net Income (loss)		(8,594,791)	$ 0	$ 0	0	(8,594,791)
Ending balance at Jun. 30, 2021		$ 5,000,003	$ 424	$ 575	$ 20,323,844	$ (15,324,840)
Ending balance (in shares) at Jun. 30, 2021			4,235,865	5,750,000

[1]	Includes 750,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full.